BANK FINANCIAL ASSETS AND LIABILITIES - Carrying value of loans to customers aggregated by types of collateral (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 113,728	₽ 89,966
Allowance for ECL
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(16,436)	(10,024)
Guaranties | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	17,200	11,448
Pledge of real estate | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	18,733	14,077
Securities | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	370	1,017
Pledge of equipment | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	100	495
Rights of claim, pledge of inventories or own promissory notes and by other collateral | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	156	44
Unsecured loans | Carrying value
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 93,605	₽ 72,909